CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (221,375)	$ (33,929)	¥ (510,387)	¥ 104,026
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	3,781	579	4,842	14,254
Share-based compensation expenses	102,750	15,747	745,873	0
Gain on short-term investments	(321)	(49)	(2,771)	(5,512)
Impairment loss for long-term equity investment	0		16,000
Share of profit from equity method investments, net of income tax	(3,970)	(608)	(21,772)	(19,566)
Other income, net			(8,321)	(493)
Dividend received from equity method investments	644	99	9,602	127
Allowances for doubtful accounts	68,581	10,510	58,981	42,337
Loss on disposal of property and equipment	51	8	439	831
Foreign currency exchange (gain) loss	4,084	626	(237)	(684)
Deferred income tax benefit	1,912	293	1,178	(2,107)
Changes in operating assets and liabilities, net of effects of an acquisition
Accounts receivable	(130,045)	(19,929)	(893,223)	(564,317)
Deposits with real estate developers				397,868
Prepayments and other assets	8,596	1,317	29,846	(19,063)
Accounts payable	(101,264)	(15,519)	769,363	534,779
Customers' refundable fees	(8,842)	(1,355)	3,219	(17,181)
Accrued expenses and other payables	(62,010)	(9,500)	(84,943)	(344,494)
Income tax payables	12,433	1,904	822	8,673
Net cash provided by (used in) operating activities	(324,995)	(49,806)	118,511	129,478
Cash flows from investing activities:
Purchase of property, equipment and software	(10,248)	(1,571)	(1,695)	(8,442)
Proceeds from disposal of property, equipment and software	52	8	3,566
Investment in equity method investments	(1,458)	(223)	(579,492)	(404,204)
Investment in long-term equity investment				(56,000)
Cash paid for business combinations, net of cash acquired	(8,652)	(1,327)
Return of capital from equity method investees	115,449	17,693	358,558	148,858
Proceeds from disposal of an equity method investment			4,500	3,400
Loans to equity method investees	(92,116)	(14,117)
Cash paid for short-term investments	(1,266,273)	(194,065)	(456,167)	(1,267,483)
Proceeds from disposal of short-term investments	1,269,094	194,497	518,921	1,234,012
Net cash (used in) provided by investing activities	5,848	895	(151,809)	(349,859)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost			498,436
Cash proceeds from short-term bank borrowings	540,943	82,903	540,030	415,000
Repayment for short-term bank borrowings	(587,500)	(90,038)	(445,030)	(683,100)
Net cash (used in) provided by financing activities	(46,557)	(7,135)	593,436	(268,100)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(32,138)	(4,926)	(20,484)	19,076
Net (decrease) increase in cash, cash equivalents and restricted cash	(397,842)	(60,972)	539,654	(469,405)
Cash and cash equivalents at the beginning of the year	1,333,872	204,425	794,218	1,263,623
Cash and cash equivalents at the end of the year	936,030	143,453	1,333,872	794,218
Supplemental information
Interest paid	(23,938)	(3,669)	(18,411)	(17,214)
Income tax paid	¥ (320)	$ (49)	(1,717)	¥ (729)
Disposal of a subsidiary with net liability			¥ (1,900)